Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current deferred tax assets/(liabilities):
State taxes	$ 345	$ 336
Capitalized research and development costs	10,327	22,717
Other	187,377	295,265
Net operating loss	5,104,432	3,697,169
Gross deferred tax assets	5,302,481	4,015,487
Valuation allowance	(5,302,481)	(4,015,487)
Total deferred tax assets	$ 0	$ 0